Summary of Significant Accounting Policies (Details) - 6 months ended Jun. 30, 2023	USD ($)	CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Index rate	$ 1,000	¥ 7.2513
Statutory reserve, percentage	10.00%	10.00%
Surplus fund, percentage	50.00%	50.00%
Equity method investments [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage	20.00%	20.00%
Equity method investments [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage	50.00%	50.00%